Subsequent Events (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
Note 6. Subsequent Events
Management evaluated all events from the date of the balance sheet through the date these financial statements were available to be issued. Based on our evaluation no material events have occurred that require disclosure other than below.
On July 1, 2025, the Company sold the Pure Profits platform to a third party for $140,000.

Note 7. Subsequent Events
Management evaluated all events from the date of the balance sheet, which was December 31, 2024 through March 31, 2025 which was the date these financial statements were available to be issue. Based on our evaluation no material events have occurred that require disclosure other than below.
On January 21, 2025, the conversion price at initial price is amended from $0.75 to $3.75.
As of February 14, 2025, the Company has sold $5,489,371 in relation of Sales Agreement (the “ATM Sales”) between the Company and Alliance Global Partners with up to a maximum aggregate amount of $5,489,399 of shares of the Company’s Class B Common Stock, $0.0001 par value per share.